Note 21 - Stock Repurchase Program	12 Months Ended
Dec. 31, 2012
Repurchase Agreements, Resale Agreements, Securities Borrowed, and Securities Loaned Disclosure [Text Block]
NOTE 21 – STOCK REPURCHASE PROGRAM

We currently have no authorized common or preferred stock repurchase program in place. No common stock was repurchased in 2011 or 2012. In June of 2012 we repurchased 16,000 shares of our 33,000 outstanding shares of preferred stock at a price of at a price of $941.01 per share (liquidation preference value $1,000). In July of 2012, we negotiated a repurchase of all 578,947 outstanding common stock warrants, which were issued to the U.S. Treasury at the time of their investment in our preferred shares, for a total price of $1,946,670.